SHAREHOLDERS' EQUITY (Schedule of Options Outstanding) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity Attributable to Parent [Abstract]
Number of options outstanding as of December 31, 2018	60,857
Exercise price	$ 4.17
Weighted average remaining contractual life (In months)	114 months
Number of options exercisable as of December 31, 2018